TAXATION - Prepaid other taxes (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Total	Rp 3,467	Rp 2,564
Current portion	(2,798)	(1,925)
Non-current portion (Note 14)	669	639
The Company
TAXATION
VAT	168	164
Article 21 - Individual income tax	154	2
Article 22 - Withholding tax on goods delivery and imports	0	0
Article 23 - Withholding tax on service delivery	260	238
Subsidiaries
TAXATION
VAT	2,782	2,145
Article 21 - Individual income tax	7
Article 23 - Withholding tax on service delivery	79	14
Article 4(2) - Final tax	Rp 17	Rp 1